Portfolio of Investments
Columbia Large Cap Index Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 10.9%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	862,422	24,794,633
CenturyLink, Inc.	119,561	1,249,412
Verizon Communications, Inc.	500,873	30,257,738
Total		56,301,783
Entertainment 2.0%
Activision Blizzard, Inc.	93,430	7,425,816
Electronic Arts, Inc.(a)	34,952	4,465,118
Live Nation Entertainment, Inc.(a)	17,200	1,129,180
Netflix, Inc.(a)	53,377	26,192,094
Take-Two Interactive Software, Inc.(a)	13,842	2,498,620
Walt Disney Co. (The)	218,725	32,373,487
Total		74,084,315
Interactive Media & Services 5.7%
Alphabet, Inc., Class A(a)	36,367	63,802,265
Alphabet, Inc., Class C(a)	35,535	62,567,896
Facebook, Inc., Class A(a)	291,021	80,604,086
Twitter, Inc.(a)	95,739	4,452,821
Total		211,427,068
Media 1.4%
Charter Communications, Inc., Class A(a)	18,106	11,804,931
Comcast Corp., Class A	551,787	27,721,779
Discovery, Inc., Class A(a)	19,396	521,946
Discovery, Inc., Class C(a)	37,466	899,933
DISH Network Corp., Class A(a)	29,865	1,071,258
Fox Corp., Class A	41,604	1,199,859
Fox Corp., Class B	18,961	538,113
Interpublic Group of Companies, Inc. (The)	47,201	1,051,638
News Corp., Class A	47,088	831,103
News Corp., Class B	14,738	262,484
Omnicom Group, Inc.	26,010	1,638,630
ViacomCBS, Inc., Class B	68,238	2,407,437
Total		49,949,111
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc.(a)	70,420	9,361,635
Total Communication Services		401,123,912
Consumer Discretionary 11.2%
Auto Components 0.1%
Aptiv PLC	32,688	3,880,066
BorgWarner, Inc.	29,572	1,148,872
Total		5,028,938
Automobiles 0.3%
Ford Motor Co.	472,977	4,294,631
General Motors Co.	152,440	6,682,970
Total		10,977,601
Distributors 0.1%
Genuine Parts Co.	17,458	1,717,343
LKQ Corp.(a)	33,885	1,193,430
Pool Corp.	4,850	1,678,634
Total		4,589,407
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	62,691	1,252,566
Chipotle Mexican Grill, Inc.(a)	3,385	4,364,721
Darden Restaurants, Inc.	15,748	1,700,469
Domino’s Pizza, Inc.	4,760	1,868,633
Hilton Worldwide Holdings, Inc.	33,564	3,478,237
Las Vegas Sands Corp.	39,750	2,214,472
Marriott International, Inc., Class A	32,189	4,083,818
McDonald’s Corp.	90,066	19,583,951
MGM Resorts International	49,557	1,399,985
Norwegian Cruise Line Holdings Ltd.(a)	38,203	873,703
Royal Caribbean Cruises Ltd.	21,567	1,699,695
Starbucks Corp.	141,493	13,869,144
Wynn Resorts Ltd.	11,749	1,180,775
Yum! Brands, Inc.	36,487	3,860,325
Total		61,430,494
Columbia Large Cap Index Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.4%
D.R. Horton, Inc.	40,064	2,984,768
Garmin Ltd.	18,057	2,108,335
Leggett & Platt, Inc.	16,025	690,677
Lennar Corp., Class A	33,242	2,521,738
Mohawk Industries, Inc.(a)	7,243	911,387
Newell Brands, Inc.	45,712	971,837
NVR, Inc.(a)	420	1,678,816
PulteGroup, Inc.	32,461	1,416,273
Whirlpool Corp.	7,542	1,467,749
Total		14,751,580
Internet & Direct Marketing Retail 5.0%
Amazon.com, Inc.(a)	51,530	163,249,101
Booking Holdings, Inc.(a)	4,962	10,065,169
eBay, Inc.	80,479	4,058,556
Etsy, Inc.(a)	14,440	2,320,508
Expedia Group, Inc.	16,429	2,045,246
Total		181,738,580
Leisure Products 0.0%
Hasbro, Inc.	15,422	1,434,709
Multiline Retail 0.6%
Dollar General Corp.	30,141	6,588,220
Dollar Tree, Inc.(a)	28,728	3,138,246
Target Corp.	60,594	10,878,441
Total		20,604,907
Specialty Retail 2.3%
Advance Auto Parts, Inc.	8,367	1,235,806
AutoZone, Inc.(a)	2,827	3,216,137
Best Buy Co., Inc.	27,882	3,033,562
CarMax, Inc.(a)	19,744	1,845,669
Gap, Inc. (The)	24,876	521,401
Home Depot, Inc. (The)	130,293	36,144,581
L Brands, Inc.	28,254	1,096,538
Lowe’s Companies, Inc.	91,477	14,253,946
O’Reilly Automotive, Inc.(a)	8,968	3,967,802
Ross Stores, Inc.	43,085	4,632,499
Tiffany & Co.	13,071	1,718,575
TJX Companies, Inc. (The)	145,132	9,217,333
Common Stocks (continued)
Issuer	Shares	Value ($)
Tractor Supply Co.	14,067	1,980,774
Ulta Beauty, Inc.(a)	6,815	1,876,851
Total		84,741,474
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	42,138	598,360
NIKE, Inc., Class B	150,677	20,296,192
PVH Corp.	8,585	682,422
Ralph Lauren Corp.	5,831	500,008
Tapestry, Inc.	33,438	946,964
Under Armour, Inc., Class A(a)	22,825	378,210
Under Armour, Inc., Class C(a)	23,542	342,536
VF Corp.	38,670	3,225,078
Total		26,969,770
Total Consumer Discretionary		412,267,460
Consumer Staples 6.7%
Beverages 1.6%
Brown-Forman Corp., Class B	22,090	1,781,780
Coca-Cola Co. (The)	467,935	24,145,446
Constellation Brands, Inc., Class A	20,337	4,186,168
Molson Coors Beverage Co., Class B	22,759	1,046,914
Monster Beverage Corp.(a)	44,687	3,788,564
PepsiCo, Inc.	167,600	24,172,948
Total		59,121,820
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	53,439	20,935,797
Kroger Co. (The)	94,159	3,107,247
Sysco Corp.	61,550	4,387,899
Walgreens Boots Alliance, Inc.	87,059	3,309,113
Walmart, Inc.	168,076	25,680,332
Total		57,420,388
Food Products 1.0%
Archer-Daniels-Midland Co.	67,261	3,347,580
Campbell Soup Co.	24,506	1,225,790
ConAgra Foods, Inc.	59,129	2,161,756
General Mills, Inc.	73,943	4,497,213
Hershey Co. (The)	17,839	2,638,210
Hormel Foods Corp.	33,966	1,602,516
JM Smucker Co. (The)	13,806	1,618,063

2	Columbia Large Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kellogg Co.	30,716	1,963,060
Kraft Heinz Co. (The)	78,429	2,583,451
Lamb Weston Holdings, Inc.	17,593	1,273,381
McCormick & Co., Inc.	15,003	2,805,261
Mondelez International, Inc., Class A	172,885	9,932,243
Tyson Foods, Inc., Class A	35,618	2,322,294
Total		37,970,818
Household Products 1.7%
Church & Dwight Co., Inc.	29,933	2,627,219
Clorox Co. (The)	15,278	3,100,823
Colgate-Palmolive Co.	103,781	8,887,805
Kimberly-Clark Corp.	41,286	5,751,553
Procter & Gamble Co. (The)	301,348	41,848,197
Total		62,215,597
Personal Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	27,301	6,697,481
Tobacco 0.6%
Altria Group, Inc.	224,943	8,959,480
Philip Morris International, Inc.	188,499	14,278,799
Total		23,238,279
Total Consumer Staples		246,664,383
Energy 2.3%
Energy Equipment & Services 0.2%
Baker Hughes Co.	79,443	1,487,173
Halliburton Co.	106,334	1,764,081
National Oilwell Varco, Inc.	46,996	576,171
Schlumberger NV	168,015	3,493,032
TechnipFMC PLC	51,127	424,865
Total		7,745,322
Oil, Gas & Consumable Fuels 2.1%
Apache Corp.	45,684	588,867
Cabot Oil & Gas Corp.	48,246	845,270
Chevron Corp.	233,014	20,314,160
Concho Resources, Inc.	23,812	1,368,714
ConocoPhillips Co.	129,825	5,135,877
Devon Energy Corp.	46,339	648,283
Diamondback Energy, Inc.	19,108	763,556
EOG Resources, Inc.	70,472	3,303,727
Common Stocks (continued)
Issuer	Shares	Value ($)
Exxon Mobil Corp.(b)	511,789	19,514,515
Hess Corp.	33,088	1,561,092
HollyFrontier Corp.	18,038	421,909
Kinder Morgan, Inc.	235,625	3,388,287
Marathon Oil Corp.	95,551	565,662
Marathon Petroleum Corp.	78,765	3,062,383
Occidental Petroleum Corp.	101,329	1,596,945
ONEOK, Inc.	53,772	1,928,802
Phillips 66	52,855	3,201,956
Pioneer Natural Resources Co.	19,883	1,999,832
Valero Energy Corp.	49,355	2,653,818
Williams Companies, Inc. (The)	146,894	3,081,836
Total		75,945,491
Total Energy		83,690,813
Financials 10.3%
Banks 3.7%
Bank of America Corp.	922,867	25,987,935
Citigroup, Inc.	251,993	13,877,254
Citizens Financial Group, Inc.	51,666	1,687,412
Comerica, Inc.	16,834	828,233
Fifth Third Bancorp	86,214	2,184,663
First Republic Bank	20,830	2,698,735
Huntington Bancshares, Inc.	123,135	1,487,471
JPMorgan Chase & Co.	368,890	43,484,753
KeyCorp	118,135	1,826,367
M&T Bank Corp.	15,527	1,808,740
People’s United Financial, Inc.	51,416	637,558
PNC Financial Services Group, Inc. (The)	51,383	7,094,451
Regions Financial Corp.	116,218	1,774,649
SVB Financial Group(a)	6,269	2,161,927
Truist Financial Corp.	163,116	7,571,845
U.S. Bancorp	165,925	7,169,619
Wells Fargo & Co.	498,698	13,639,390
Zions Bancorp	19,847	765,896
Total		136,686,898

Columbia Large Cap Index Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.7%
Ameriprise Financial, Inc.(c)	14,559	2,696,909
Bank of New York Mellon Corp. (The)	98,648	3,859,110
BlackRock, Inc.	17,165	11,987,178
Cboe Global Markets, Inc.	13,167	1,202,410
Charles Schwab Corp. (The)	179,204	8,741,571
CME Group, Inc.	43,413	7,598,577
Franklin Resources, Inc.	32,375	711,926
Goldman Sachs Group, Inc. (The)	41,652	9,604,118
Intercontinental Exchange, Inc.	67,935	7,167,822
Invesco Ltd.	45,578	739,731
MarketAxess Holdings, Inc.	4,600	2,480,228
Moody’s Corp.	19,538	5,516,359
Morgan Stanley	172,739	10,680,452
MSCI, Inc.	10,123	4,144,559
Nasdaq, Inc.	13,914	1,780,853
Northern Trust Corp.	25,191	2,345,786
Raymond James Financial, Inc.	14,780	1,344,241
S&P Global, Inc.	29,169	10,261,071
State Street Corp.	42,653	3,006,184
T. Rowe Price Group, Inc.	27,473	3,939,903
Total		99,808,988
Consumer Finance 0.5%
American Express Co.	78,943	9,361,850
Capital One Financial Corp.	55,271	4,733,408
Discover Financial Services	37,086	2,824,841
Synchrony Financial	65,710	2,002,184
Total		18,922,283
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class B(a)	239,928	54,921,918
Insurance 1.9%
Aflac, Inc.	80,250	3,525,382
Allstate Corp. (The)	37,803	3,869,137
American International Group, Inc.	104,268	4,008,062
Aon PLC, Class A	28,041	5,745,320
Arthur J Gallagher & Co.	23,182	2,675,435
Assurant, Inc.	7,224	932,763
Chubb Ltd.	54,631	8,076,101
Common Stocks (continued)
Issuer	Shares	Value ($)
Cincinnati Financial Corp.	18,112	1,382,851
Everest Re Group Ltd.	4,836	1,099,368
Globe Life, Inc.	11,858	1,103,980
Hartford Financial Services Group, Inc. (The)	43,354	1,916,247
Lincoln National Corp.	21,986	1,038,179
Loews Corp.	28,852	1,209,187
Marsh & McLennan Companies, Inc.	61,309	7,028,464
MetLife, Inc.	93,383	4,311,493
Principal Financial Group, Inc.	30,903	1,538,660
Progressive Corp. (The)	70,862	6,172,789
Prudential Financial, Inc.	47,813	3,615,619
Travelers Companies, Inc. (The)	30,645	3,973,124
Unum Group	24,642	547,792
Willis Towers Watson PLC	15,595	3,246,723
WR Berkley Corp.	17,020	1,108,513
Total		68,125,189
Total Financials		378,465,276
Health Care 13.5%
Biotechnology 1.9%
AbbVie, Inc.	213,618	22,340,170
Alexion Pharmaceuticals, Inc.(a)	26,532	3,239,822
Amgen, Inc.	70,889	15,740,194
Biogen, Inc.(a)	19,164	4,602,618
Gilead Sciences, Inc.	151,749	9,206,612
Incyte Corp.(a)	22,500	1,902,150
Regeneron Pharmaceuticals, Inc.(a)	12,652	6,528,812
Vertex Pharmaceuticals, Inc.(a)	31,524	7,179,591
Total		70,739,969
Health Care Equipment & Supplies 3.8%
Abbott Laboratories	214,311	23,192,737
ABIOMED, Inc.(a)	5,452	1,494,393
Align Technology, Inc.(a)	8,682	4,178,560
Baxter International, Inc.	61,273	4,661,037
Becton Dickinson and Co.	35,082	8,238,657
Boston Scientific Corp.(a)	173,168	5,740,519
Cooper Companies, Inc. (The)	5,945	1,992,883
Danaher Corp.	76,426	17,167,572
Dentsply Sirona, Inc.	26,451	1,346,091
DexCom, Inc.(a)	11,590	3,705,091

4	Columbia Large Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Edwards Lifesciences Corp.(a)	75,258	6,313,394
Hologic, Inc.(a)	31,350	2,167,226
IDEXX Laboratories, Inc.(a)	10,299	4,747,633
Intuitive Surgical, Inc.(a)	14,161	10,281,594
Medtronic PLC	162,706	18,499,672
ResMed, Inc.	17,542	3,676,803
STERIS PLC	10,300	1,996,243
Stryker Corp.	39,553	9,231,670
Teleflex, Inc.	5,630	2,154,883
Varian Medical Systems, Inc.(a)	11,027	1,918,478
West Pharmaceutical Services, Inc.	8,940	2,459,930
Zimmer Biomet Holdings, Inc.	25,060	3,736,947
Total		138,902,013
Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	17,789	1,834,224
Anthem, Inc.	30,448	9,485,161
Cardinal Health, Inc.	35,396	1,932,268
Centene Corp.(a)	70,145	4,324,439
Cigna Corp.	44,445	9,295,227
CVS Health Corp.	158,407	10,738,410
DaVita, Inc.(a)	9,107	1,000,404
HCA Healthcare, Inc.	31,919	4,791,361
Henry Schein, Inc.(a)	17,283	1,111,470
Humana, Inc.	16,010	6,412,325
Laboratory Corp. of America Holdings(a)	11,785	2,355,114
McKesson Corp.	19,636	3,532,713
Quest Diagnostics, Inc.	16,256	2,015,419
UnitedHealth Group, Inc.	115,026	38,687,845
Universal Health Services, Inc., Class B	9,405	1,228,105
Total		98,744,485
Health Care Technology 0.1%
Cerner Corp.	36,964	2,766,386
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	37,318	4,362,474
Bio-Rad Laboratories, Inc., Class A(a)	2,590	1,394,715
Illumina, Inc.(a)	17,673	5,692,297
IQVIA Holdings, Inc.(a)	23,155	3,912,964
Mettler-Toledo International, Inc.(a)	2,902	3,337,416
Common Stocks (continued)
Issuer	Shares	Value ($)
PerkinElmer, Inc.	13,535	1,800,155
Thermo Fisher Scientific, Inc.	47,880	22,263,242
Waters Corp.(a)	7,497	1,739,379
Total		44,502,642
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	272,819	17,023,905
Catalent, Inc.(a)	19,870	1,910,302
Eli Lilly and Co.	96,088	13,995,217
Johnson & Johnson	318,677	46,106,188
Merck & Co., Inc.	306,139	24,610,514
Perrigo Co. PLC	16,517	796,450
Pfizer, Inc.	672,613	25,767,804
Viatris, Inc.(a)	146,029	2,456,208
Zoetis, Inc.	57,510	9,223,454
Total		141,890,042
Total Health Care		497,545,537
Industrials 8.7%
Aerospace & Defense 1.7%
Boeing Co. (The)	64,221	13,532,007
General Dynamics Corp.	28,130	4,201,216
Howmet Aerospace, Inc.	47,515	1,114,702
Huntington Ingalls Industries, Inc.	4,905	785,732
L3Harris Technologies, Inc.	26,172	5,024,762
Lockheed Martin Corp.	29,772	10,866,780
Northrop Grumman Corp.	18,767	5,672,514
Raytheon Technologies Corp.	184,907	13,261,530
Teledyne Technologies, Inc.(a)	4,460	1,685,612
Textron, Inc.	27,602	1,244,850
TransDigm Group, Inc.	6,565	3,802,382
Total		61,192,087
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	16,317	1,533,308
Expeditors International of Washington, Inc.	20,296	1,813,854
FedEx Corp.	29,175	8,360,971
United Parcel Service, Inc., Class B	85,586	14,641,197
Total		26,349,330

Columbia Large Cap Index Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.3%
Alaska Air Group, Inc.	14,969	762,970
American Airlines Group, Inc.	66,219	935,674
Delta Air Lines, Inc.	77,203	3,107,421
Southwest Airlines Co.	71,398	3,308,583
United Airlines Holdings, Inc.(a)	35,220	1,586,661
Total		9,701,309
Building Products 0.5%
Allegion PLC	11,166	1,273,371
AO Smith Corp.	16,386	922,696
Carrier Global Corp.	98,555	3,751,989
Fortune Brands Home & Security, Inc.	16,721	1,396,203
Johnson Controls International PLC	90,063	4,146,501
Masco Corp.	31,657	1,699,031
Trane Technologies PLC	28,968	4,236,280
Total		17,426,071
Commercial Services & Supplies 0.4%
Cintas Corp.	10,520	3,737,756
Copart, Inc.(a)	25,008	2,887,174
Republic Services, Inc.	25,443	2,460,847
Rollins, Inc.	17,856	1,021,006
Waste Management, Inc.	47,040	5,603,875
Total		15,710,658
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	15,759	1,699,450
Quanta Services, Inc.	16,711	1,142,030
Total		2,841,480
Electrical Equipment 0.5%
AMETEK, Inc.	27,798	3,294,897
Eaton Corp. PLC	48,432	5,865,600
Emerson Electric Co.	72,333	5,556,621
Rockwell Automation, Inc.	14,034	3,586,529
Total		18,303,647
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.2%
3M Co.	69,723	12,043,254
General Electric Co.	1,059,509	10,785,802
Honeywell International, Inc.	84,943	17,321,576
Roper Technologies, Inc.	12,677	5,413,079
Total		45,563,711
Machinery 1.7%
Caterpillar, Inc.	65,542	11,377,436
Cummins, Inc.	17,878	4,132,857
Deere & Co.	37,935	9,924,555
Dover Corp.	17,425	2,126,373
Flowserve Corp.	15,760	537,101
Fortive Corp.	40,800	2,861,304
IDEX Corp.	9,140	1,765,391
Illinois Tool Works, Inc.	34,821	7,350,365
Ingersoll Rand, Inc.(a)	44,932	1,989,140
Otis Worldwide Corp.	49,277	3,298,602
PACCAR, Inc.	41,897	3,647,553
Parker-Hannifin Corp.	15,559	4,158,298
Pentair PLC	20,082	1,040,649
Snap-On, Inc.	6,597	1,160,082
Stanley Black & Decker, Inc.	19,330	3,562,712
Westinghouse Air Brake Technologies Corp.	21,656	1,587,385
Xylem, Inc.	21,783	2,090,515
Total		62,610,318
Professional Services 0.3%
Equifax, Inc.	14,698	2,453,096
IHS Markit Ltd.	45,148	4,490,420
Nielsen Holdings PLC	43,183	698,269
Robert Half International, Inc.	13,880	890,819
Verisk Analytics, Inc.	19,654	3,897,585
Total		12,430,189
Road & Rail 1.1%
CSX Corp.	92,606	8,339,170
JB Hunt Transport Services, Inc.	10,092	1,365,246
Kansas City Southern	11,422	2,126,434
Norfolk Southern Corp.	30,883	7,319,889

6	Columbia Large Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Old Dominion Freight Line, Inc.	11,650	2,369,144
Union Pacific Corp.	82,169	16,769,049
Total		38,288,932
Trading Companies & Distributors 0.2%
Fastenal Co.	69,432	3,433,412
United Rentals, Inc.(a)	8,724	1,980,174
W.W. Grainger, Inc.	5,447	2,278,480
Total		7,692,066
Total Industrials		318,109,798
Information Technology 27.3%
Communications Equipment 0.8%
Arista Networks, Inc.(a)	6,622	1,792,575
Cisco Systems, Inc.	512,424	22,044,481
F5 Networks, Inc.(a)	7,404	1,205,445
Juniper Networks, Inc.	40,157	874,218
Motorola Solutions, Inc.	20,553	3,525,456
Total		29,442,175
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	36,114	4,724,072
CDW Corp.	17,270	2,253,562
Corning, Inc.	92,111	3,446,794
FLIR Systems, Inc.	15,871	606,907
IPG Photonics Corp.(a)	4,320	894,283
Keysight Technologies, Inc.(a)	22,657	2,719,746
TE Connectivity Ltd.	39,946	4,552,646
Vontier Corp.(a)	16,320	541,335
Zebra Technologies Corp., Class A(a)	6,460	2,444,593
Total		22,183,938
IT Services 5.5%
Accenture PLC, Class A	77,003	19,180,677
Akamai Technologies, Inc.(a)	19,696	2,038,733
Automatic Data Processing, Inc.	52,049	9,050,280
Broadridge Financial Solutions, Inc.	13,936	2,046,920
Cognizant Technology Solutions Corp., Class A	65,634	5,127,984
DXC Technology Co.	30,765	674,061
Fidelity National Information Services, Inc.	75,000	11,130,750
Fiserv, Inc.(a)	67,277	7,748,965
FleetCor Technologies, Inc.(a)	10,178	2,699,307
Common Stocks (continued)
Issuer	Shares	Value ($)
Gartner, Inc.(a)	10,804	1,642,208
Global Payments, Inc.	36,218	7,069,392
International Business Machines Corp.	107,798	13,315,209
Jack Henry & Associates, Inc.	9,275	1,491,977
Leidos Holdings, Inc.	16,180	1,629,326
MasterCard, Inc., Class A	106,924	35,980,995
Paychex, Inc.	38,778	3,612,171
PayPal Holdings, Inc.(a)	142,022	30,409,751
VeriSign, Inc.(a)	12,231	2,455,006
Visa, Inc., Class A	204,074	42,926,966
Western Union Co. (The)	49,745	1,122,247
Total		201,352,925
Semiconductors & Semiconductor Equipment 5.2%
Advanced Micro Devices, Inc.(a)	142,108	13,167,727
Analog Devices, Inc.	44,734	6,221,605
Applied Materials, Inc.	110,548	9,117,999
Broadcom, Inc.	48,678	19,548,111
Intel Corp.	514,787	24,889,951
KLA Corp.	18,816	4,741,067
Lam Research Corp.	17,626	7,978,585
Maxim Integrated Products, Inc.	32,316	2,683,521
Microchip Technology, Inc.	30,554	4,106,152
Micron Technology, Inc.(a)	134,476	8,618,567
NVIDIA Corp.	74,687	40,036,713
Qorvo, Inc.(a)	13,825	2,166,101
QUALCOMM, Inc.	136,572	20,099,301
Skyworks Solutions, Inc.	20,222	2,854,740
Teradyne, Inc.	20,100	2,217,834
Texas Instruments, Inc.	110,867	17,877,304
Xilinx, Inc.	29,574	4,304,496
Total		190,629,774
Software 8.6%
Adobe, Inc.(a)	58,060	27,779,968
ANSYS, Inc.(a)	10,386	3,511,091
Autodesk, Inc.(a)	26,541	7,437,585
Cadence Design Systems, Inc.(a)	33,743	3,924,311
Citrix Systems, Inc.	14,953	1,852,976
Fortinet, Inc.(a)	16,262	2,003,966
Intuit, Inc.	31,689	11,155,162

Columbia Large Cap Index Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Microsoft Corp.	915,999	196,087,906
NortonLifeLock, Inc.	71,535	1,304,083
Oracle Corp.	234,006	13,506,826
Paycom Software, Inc.(a)	5,930	2,473,284
Salesforce.com, Inc.(a)	110,147	27,074,133
ServiceNow, Inc.(a)	23,220	12,412,251
Synopsys, Inc.(a)	18,366	4,178,265
Tyler Technologies, Inc.(a)	4,870	2,082,412
Total		316,784,219
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.	1,945,908	231,660,347
Hewlett Packard Enterprise Co.	155,711	1,719,050
HP, Inc.	166,249	3,645,841
NetApp, Inc.	26,874	1,432,653
Seagate Technology PLC	27,012	1,588,576
Western Digital Corp.	36,614	1,643,236
Xerox Holdings Corp.	21,660	474,137
Total		242,163,840
Total Information Technology		1,002,556,871
Materials 2.7%
Chemicals 1.9%
Air Products & Chemicals, Inc.	26,738	7,490,383
Albemarle Corp.	12,875	1,750,614
Celanese Corp., Class A	14,316	1,851,488
CF Industries Holdings, Inc.	25,893	965,809
Corteva, Inc.	90,609	3,472,137
Dow, Inc.	89,703	4,755,156
DuPont de Nemours, Inc.	88,829	5,635,312
Eastman Chemical Co.	16,380	1,595,412
Ecolab, Inc.	30,056	6,676,940
FMC Corp.	15,679	1,818,921
International Flavors & Fragrances, Inc.	12,942	1,450,798
Linde PLC	63,591	16,306,004
LyondellBasell Industries NV, Class A	31,115	2,647,887
Mosaic Co. (The)	41,761	917,072
PPG Industries, Inc.	28,560	4,191,751
Sherwin-Williams Co. (The)	9,924	7,419,480
Total		68,945,164
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.1%
Martin Marietta Materials, Inc.	7,540	2,002,850
Vulcan Materials Co.	16,035	2,239,288
Total		4,242,138
Containers & Packaging 0.4%
Amcor PLC	189,850	2,151,000
Avery Dennison Corp.	10,099	1,508,185
Ball Corp.	39,531	3,795,371
International Paper Co.	47,581	2,354,308
Packaging Corp. of America	11,484	1,492,920
Sealed Air Corp.	18,842	849,021
WestRock Co.	31,429	1,326,618
Total		13,477,423
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	175,779	4,111,470
Newmont Corp.	97,206	5,717,657
Nucor Corp.	36,547	1,962,574
Total		11,791,701
Total Materials		98,456,426
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.4%
Alexandria Real Estate Equities, Inc.	14,200	2,324,966
American Tower Corp.	53,694	12,414,053
Apartment Investment and Management Co.	22,195	673,618
AvalonBay Communities, Inc.	17,033	2,837,527
Boston Properties, Inc.	17,147	1,683,150
Crown Castle International Corp.	50,795	8,511,718
Digital Realty Trust, Inc.	32,559	4,387,325
Duke Realty Corp.	44,853	1,707,105
Equinix, Inc.	10,720	7,480,309
Equity Residential	41,451	2,400,842
Essex Property Trust, Inc.	7,893	1,940,731
Extra Space Storage, Inc.	15,621	1,760,955
Federal Realty Investment Trust	8,330	726,543
Healthpeak Properties, Inc.	65,164	1,880,633
Host Hotels & Resorts, Inc.	85,364	1,197,657
Iron Mountain, Inc.	34,882	959,255
Kimco Realty Corp.	52,356	756,021

8	Columbia Large Cap Index Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mid-America Apartment Communities, Inc.	13,847	1,746,938
Prologis, Inc.	89,419	8,946,371
Public Storage	18,407	4,131,635
Realty Income Corp.	41,760	2,504,347
Regency Centers Corp.	19,093	870,259
SBA Communications Corp.	13,551	3,891,576
Simon Property Group, Inc.	39,365	3,250,368
SL Green Realty Corp.	8,867	513,399
UDR, Inc.	35,713	1,373,879
Ventas, Inc.	45,161	2,163,664
Vornado Realty Trust	18,969	738,084
Welltower, Inc.	50,510	3,181,120
Weyerhaeuser Co.	90,334	2,623,299
Total		89,577,347
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	40,581	2,481,122
Total Real Estate		92,058,469
Utilities 2.9%
Electric Utilities 1.8%
Alliant Energy Corp.	30,219	1,589,519
American Electric Power Co., Inc.	60,051	5,097,729
Duke Energy Corp.	89,023	8,248,871
Edison International	45,783	2,809,245
Entergy Corp.	24,233	2,637,762
Evergy, Inc.	27,455	1,521,282
Eversource Energy	41,481	3,630,002
Exelon Corp.	117,958	4,844,535
FirstEnergy Corp.	65,617	1,742,787
NextEra Energy, Inc.	237,084	17,447,012
NRG Energy, Inc.	29,548	967,697
Pinnacle West Capital Corp.	13,629	1,115,534
PPL Corp.	93,060	2,644,765
Southern Co. (The)	127,836	7,650,985
Xcel Energy, Inc.	63,586	4,283,153
Total		66,230,878
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.0%
Atmos Energy Corp.	14,930	1,431,638
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	80,506	1,645,543
Multi-Utilities 0.9%
Ameren Corp.	29,908	2,326,244
CenterPoint Energy, Inc.	65,949	1,529,357
CMS Energy Corp.	34,648	2,132,238
Consolidated Edison, Inc.	40,486	3,087,057
Dominion Energy, Inc.	101,688	7,981,491
DTE Energy Co.	23,318	2,933,638
NiSource, Inc.	46,364	1,122,009
Public Service Enterprise Group, Inc.	61,215	3,567,610
Sempra Energy	35,016	4,463,840
WEC Energy Group, Inc.	38,181	3,625,286
Total		32,768,770
Water Utilities 0.1%
American Water Works Co., Inc.	21,933	3,364,083
Total Utilities		105,440,912
Total Common Stocks (Cost $1,148,490,858)		3,636,379,857

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(c),(d)	34,090,196	34,086,787
Total Money Market Funds (Cost $34,081,726)		34,086,787
Total Investments in Securities (Cost: $1,182,572,584)		3,670,466,644
Other Assets & Liabilities, Net		4,692,756
Net Assets		3,675,159,400

At November 30, 2020, securities and/or cash totaling $4,270,560 were pledged as collateral.
Columbia Large Cap Index Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Large Cap Index Fund, November 30, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	215	12/2020	USD	38,949,400	3,185,807	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	2,233,812	122,905	(152,835)	493,027	2,696,909	152,023	46,672	14,559
Columbia Short-Term Cash Fund, 0.122%
	31,165,087	591,158,096	(558,240,595)	4,199	34,086,787	(33,282)	122,803	34,090,196
Total	33,398,899			497,226	36,783,696	118,741	169,475

(d)	The rate shown is the seven-day current annualized yield at November 30, 2020.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Large Cap Index Fund | Quarterly Report 2020

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